SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward in the United States	$ 261	$ 53
Valuation allowance	(261)	(53)
Net deferred tax asset